Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues		$ 341,700,000	$ 323,700,000	$ 306,400,000
Other income		6,500,000	0	0
Cost of revenues		95,000,000	84,400,000	83,400,000
Selling, general and administrative expense		121,900,000	98,900,000	93,100,000
Depreciation and amortization expense		43,200,000	40,000,000	39,100,000
Intangible asset impairment charge		0	0	8,900,000
Operating income		88,100,000	100,400,000	81,900,000
Interest expense		38,300,000	51,400,000	52,000,000
Loss on extinguishment of debt		3,000,000	12,800,000	0
Income before income taxes		46,800,000	36,200,000	29,900,000
(Benefit from) provision for income taxes		(35,000,000)	14,000,000	10,300,000
Net income and comprehensive income		$ 81,800,000	$ 22,200,000	$ 19,600,000
Basic earnings per share	[1]	$ 1.19	$ 0.36	$ 0.32
Diluted earnings per share	[1]	$ 1.13	$ 0.35	$ 0.31
Basic weighted average common shares outstanding	[1]	68,912	61,859	61,847
Diluted weighted average common shares outstanding	[1]	72,116	63,294	62,516

[1]	Adjusted to reflect the 125-for-one stock split. See Note 10.